Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr April | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	107.20%
Innovator Equity Defined Protection ETF® - 1 Yr April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
Innovator Equity Defined Protection ETF® - 1 Yr April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Innovator Equity Defined Protection ETF® - 1 Yr April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.45 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Equity Defined Protection ETF® - 1 Yr April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $641.11 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(11.30%)